Capital Stock and Changes in Capital Accounts (Narrative warrants) (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) Vessels shares	Aug. 11, 2022 $ / shares shares
Share-based Arrangements with Employees and Nonemployees
Number of warrants		18,487,393
Number of shares permitted to purchase from warrants		9
Price per share | $ / shares		$ 0.01
Number of warrants outstanding	1
Number of vessels not delivered to company | Vessels	1
Proceeds from warrant exercises | $	$ 0